Long-Term Debt (Other long term debt) (Detail) - Predecessor - USD ($) $ in Millions		Oct. 03, 2016	Dec. 31, 2015
Shares Issued And Outstanding [Line Items]
Long-term Transition Bond	[1]		$ 13
Capital lease and other obligations			6
Total			19
Less amounts due currently			(16)
Total long-term debt not subject to compromise		$ 0	3
Total			$ 19

[1]	Debt issued by trust and secured by assets held by the trust.